UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                    -----------

                           The Gabelli Utilities Fund
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
     SHARES                                           VALUE*
     --------                                         -------

             COMMON STOCKS -- 87.2%
             AVIATION: PARTS AND SERVICES -- 0.0%
      2,000  Curtiss-Wright Corp. ...............  $    132,400
                                                   ------------
             CABLE AND SATELLITE -- 5.1%
    305,000  Cablevision Systems Corp., Cl. A+ ..     8,143,500
     10,000  Cogeco Cable Inc. ..................       241,041
     40,000  Cogeco Inc. ........................       964,165
     20,000  Comcast Corp., Cl. A+ ..............       523,200
     75,000  DIRECTV Group Inc.+ ................     1,230,000
     90,000  EchoStar Communications Corp., Cl. A+    2,688,300
     50,000  Liberty Global Inc., Cl. A+ ........     1,023,500
     10,000  Liberty Global Inc., Cl. C+ ........       197,500
      6,000  Mediacom Communications Corp., Cl. A+       34,500
     30,000  PanAmSat Holding Corp. .............       744,600
     45,000  Rogers Communications Inc., Cl. B ..     1,716,750
      6,000  Shaw Communications Inc., Cl. B,
              New York ..........................       143,460
                                                   ------------
                                                     17,650,516
                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
      5,000  Cooper Industries Ltd., Cl. A ......       434,500
                                                   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 17.5%
     90,000  AES Corp.+ .........................     1,535,400
    235,000  Allegheny Energy Inc.+ .............     7,954,750
     28,000  ALLETE Inc. ........................     1,304,800
     80,000  American Electric Power Co. Inc. ...     2,721,600
     35,000  Cleco Corp. ........................       781,550
    350,000  DPL Inc. ...........................     9,450,000
      6,000  DTE Energy Co. .....................       240,540
    235,000  Duquesne Light Holdings Inc. .......     3,877,500
     52,000  Edison International ...............     2,141,360
    108,000  El Paso Electric Co.+ ..............     2,056,320
    192,000  Electric Power Development Co. Ltd.      6,084,622
    215,000  FPL Group Inc. .....................     8,630,100
    160,000  Great Plains Energy Inc. ...........     4,504,000
     30,000  Green Mountain Power Corp. .........       866,700
    105,000  Pepco Holdings Inc. ................     2,392,950
      1,000  Pike Electric Corp.+ ...............        21,010
     88,000  Pinnacle West Capital Corp. ........     3,440,800
      8,000  TXU Corp. ..........................       358,080
     10,000  UIL Holdings Corp. .................       523,500
     70,000  Unisource Energy Corp. .............     2,135,000
                                                   ------------
                                                     61,020,582
                                                   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 38.3%
     63,000  Alliant Energy Corp. ...............     1,982,610
     50,000  Ameren Corp. .......................     2,491,000
    925,000  Aquila Inc.+ .......................     3,690,750
      4,000  Areva ..............................     2,617,611
     33,100  Black Hills Corp. ..................     1,125,400
     50,000  CH Energy Group Inc. ...............     2,400,000
     24,000  Chubu Electric Power Co. Inc. ......       601,529
     24,000  Chugoku Electric Power Co. Inc. ....       499,575
    120,000  Cinergy Corp. ......................     5,449,200
     85,000  CMS Energy Corp.+ ..................     1,100,750
     45,000  Consolidated Edison Inc. ...........     1,957,500
     55,000  Constellation Energy Group .........     3,009,050
     80,000  Duke Energy Corp. ..................     2,332,000
    350,000  El Paso Corp. ......................     4,217,500
        300  Electricite de France+ .............        17,015
     30,000  Empire District Electric Co. .......       666,600

                                                      MARKET
     SHARES                                           VALUE*
     --------                                         -------

    280,000  Endesa SA ..........................  $  9,039,482
    130,000  Enel SpA ...........................     1,099,639
      4,000  Energias de Portugal SA, ADR .......       156,720
    170,000  Energy East Corp. ..................     4,131,000
      4,000  Entergy Corp. ......................       275,760
     50,000  FirstEnergy Corp. ..................     2,445,000
     63,000  Florida Public Utilities Co. .......       891,450
     90,000  Hawaiian Electric Industries Inc. ..     2,441,700
    100,000  Hera SpA ...........................       302,358
     12,000  Hokkaido Electric Power Co. Inc. ...       257,434
     24,000  Hokuriku Electric Power Co. ........       501,614
      2,000  Iberdrola SA .......................        64,568
     96,000  Kansai Electric Power Co. Inc. .....     2,132,880
     62,000  Korea Electric Power Corp., ADR ....     1,339,200
     24,000  Kyushu Electric Power Co. Inc. .....       541,377
     33,000  Maine & Maritimes Corp. ............       506,880
     60,000  MGE Energy Inc. ....................     1,990,800
     23,385  Mirant Corp.+ ......................       584,625
      8,775  National Grid plc, ADR .............       435,503
     45,000  NiSource Inc. ......................       909,900
    175,000  Northeast Utilities ................     3,417,750
     30,000  NorthWestern Corp. .................       934,200
    230,000  NSTAR ..............................     6,580,300
    183,500  OGE Energy Corp. ...................     5,321,500
      1,000  Ormat Technologies Inc. ............        38,100
     55,000  Otter Tail Corp. ...................     1,577,950
     28,000  PG&E Corp. .........................     1,089,200
     38,000  PPL Corp. ..........................     1,117,200
    105,000  Progress Energy Inc. ...............     4,617,900
     60,000  Public Service Enterprise Group Inc.     3,842,400
    100,000  SCANA Corp. ........................     3,924,000
     90,000  Scottish Power plc .................       910,054
     40,000  Scottish Power plc, ADR ............     1,611,600
     24,000  Shikoku Electric Power Co. Inc. ....       497,536
    100,000  Southern Co. .......................     3,277,000
    110,000  TECO Energy Inc. ...................     1,773,200
    140,000  Tohoku Electric Power Co. Inc. .....     3,027,188
     32,000  Tokyo Electric Power Co. Inc. ......       797,961
      1,000  Unitil Corp. .......................        26,110
    108,000  Vectren Corp. ......................     2,849,040
    455,000  Westar Energy Inc. .................     9,468,550
    110,000  Wisconsin Energy Corp. .............     4,398,900
     86,500  WPS Resources Corp. ................     4,257,530
    210,000  Xcel Energy Inc. ...................     3,811,500
                                                   ------------
                                                    133,372,649
                                                   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 11.0%
    130,500  Atmos Energy Corp. .................     3,436,065
     25,000  Cascade Natural Gas Corp. ..........       492,500
     40,000  Chesapeake Utilities Corp. .........     1,249,600
     20,000  Energen Corp. ......................       700,000
     25,000  EnergySouth Inc. ...................       795,250
    198,100  KeySpan Corp. ......................     8,096,347
     55,000  Laclede Group Inc. .................     1,893,100
     96,000  National Fuel Gas Co. ..............     3,141,120
     17,000  Nicor Inc. .........................       672,520
    175,000  ONEOK Inc. .........................     5,643,750
     62,000  Peoples Energy Corp. ...............     2,209,680
     50,000  Piedmont Natural Gas Co. Inc. ......     1,199,500
     50,000  SEMCO Energy Inc.+ .................       277,000

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
     SHARES                                            VALUE*
     --------                                          -------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS (CONTINUED)
      2,000  Snam Rete Gas SpA ..................  $      8,841
     35,000  South Jersey Industries Inc. .......       954,450
     80,000  Southern Union Co. .................     1,986,400
    202,000  Southwest Gas Corp. ................     5,645,900
                                                   ------------
                                                     38,402,023
                                                   ------------
             ENERGY AND UTILITIES: OIL -- 0.3%
      3,000  Cooper Cameron Corp.+ ..............       132,240
     10,000  Transocean Inc.+ ...................       803,000
                                                   ------------
                                                        935,240
                                                   ------------
             ENERGY AND UTILITIES: WATER -- 0.4%
      3,000  American States Water Co. ..........       112,080
      4,500  Aqua America Inc. ..................       125,190
      1,000  California Water Service Group .....        45,050
      2,000  Consolidated Water Co. Ltd. ........        48,980
      5,333  Middlesex Water Co. ................       101,007
     20,000  Pennichuck Corp. ...................       504,000
     14,000  SJW Corp. ..........................       375,900
     61,600  Suez SA, Strips+ ...................           746
      2,000  Veolia Environnement ...............       111,079
      1,100  York Water Co. .....................        28,853
                                                   ------------
                                                      1,452,885
                                                   ------------
             ENTERTAINMENT -- 1.7%
     45,000  Time Warner Inc. ...................       755,550
    150,000  Vivendi Universal SA, ADR ..........     5,130,000
                                                   ------------
                                                      5,885,550
                                                   ------------
             EXCHANGE TRADED FUNDS -- 3.2%
    101,000  Utilities HOLDRs Trust .............    11,138,280
                                                   ------------
             HEALTH CARE -- 0.0%
      4,000  Tsumura & Co. ......................       105,353
                                                   ------------
             METALS AND MINING -- 0.1%
     10,000  Compania de Minas Buenaventura SA,
              ADR ...............................       246,900
                                                   ------------
             TELECOMMUNICATIONS -- 4.6%
    100,000  AT&T Inc. ..........................     2,704,000
     40,000  BellSouth Corp. ....................     1,386,000
        200  Hutchison Telecommunications
              International Ltd.+ ...............           342
        400  Mobistar SA ........................        29,036
     50,000  Portugal Telecom SGPS SA ...........       606,534
     50,000  Portugal Telecom SGPS SA, ADR ......       611,000
        200  PT Indosat Tbk .....................           113
    200,000  Sprint Nextel Corp. ................     5,168,000
        600  Tele2 AB, Cl. B ....................         7,088
     24,000  Telecom Italia SpA, ADR ............       700,800
      6,000  Telephone & Data Systems Inc. ......       236,640
      3,000  Telephone & Data Systems Inc., Special     113,250
    130,000  Verizon Communications Inc. ........     4,427,800
                                                   ------------
                                                     15,990,603
                                                   ------------
             WIRELESS COMMUNICATIONS -- 4.9%
     10,000  America Movil SA de CV, Cl. L, ADR         342,600
     17,000  China Mobile (Hong Kong) Ltd., ADR         451,180
     17,000  China Unicom Ltd., ADR .............       140,420
      2,000  Cosmote Mobile Telecommunications SA        46,293
      2,400  Mobile TeleSystems, ADR ............        79,440
        190  MobileOne Ltd. .....................           276
    400,000  Nextel Partners Inc., Cl. A+ .......    11,328,000
     28,000  SK Telecom Co. Ltd., ADR ...........       660,520

                                                       MARKET
     SHARES                                            VALUE*
     --------                                          -------

        200  SmarTone Telecommunications
              Holdings Ltd. .....................  $        219
      4,000  Telefonica Moviles SA, ADR .........        51,480
     65,000  United States Cellular Corp.+ ......     3,858,400
      4,000  Vimpel-Communications, ADR+ ........       172,040
      1,000  Virgin Mobile Holdings plc .........         6,550
                                                   ------------
                                                     17,137,418
                                                   ------------
             TOTAL COMMON STOCKS ................   303,904,899
                                                   ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.4%
             ENERGY AND UTILITIES: INTEGRATED -- 0.3%
        800  El Paso Corp.,
              4.990% Cv. Pfd. (a) ...............       873,390
                                                   ------------
             TELECOMMUNICATIONS -- 0.1%
     11,400  Cincinnati Bell Inc.,
              6.750% Cv. Pfd., Ser. B ...........       493,050
                                                   ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS       1,366,440
                                                   ------------
   PRINCIPAL
    AMOUNT
    ------
             CONVERTIBLE BONDS -- 0.7%
             TELECOMMUNICATIONS -- 0.7%
$ 2,500,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ..................     2,371,875
                                                   ------------
    SHARES
    ------
             WARRANTS -- 0.1%
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
      3,480  Mirant Corp., Ser. A, expire 01/03/11+      35,496
     38,363  Mirant Corp., Ser. B, expire 01/03/11+     425,829
                                                   ------------
                                                        461,325
                                                   ------------
   PRINCIPAL
    AMOUNT
    ------
             U.S. GOVERNMENT OBLIGATIONS -- 11.6%
$40,752,000  U.S. Treasury Bills, 4.327% to 4.756%++,
              04/06/06 to 09/07/06 ..............    40,469,172
                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $320,302,283) ...............  $348,573,711
                                                   ============
------------------
              For Federal tax purposes:
              Aggregate cost ....................  $320,302,283
                                                   ============
              Gross unrealized appreciation .....  $ 33,140,855
              Gross unrealized depreciation .....    (4,869,427)
                                                   ------------
              Net unrealized appreciation
               (depreciation) ...................  $ 28,271,428
                                                   ============
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $873,390 or 0.25% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.